Financial Instruments - Summary of Derivative Instrument Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Detail) - Level 3 [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Time-charter Swap [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at the beginning of the period	$ 1,345		$ 0
Settlements	(1,096)		(1,222)
Realized and unrealized gain (loss)	1,305		2,776
Fair value at the end of the period	1,554		1,554
Stock Purchase Warrant [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at the beginning of the period	916	$ 5,526	5,164	$ 4,657
Realized and unrealized gain (loss)	(199)	(105)	(4,447)	764
Fair value at the end of the period	$ 717	$ 5,421	$ 717	$ 5,421